Supplemental Information On Oil And Natural Gas Producing Activities (Schedule Of Changes In Proved Developed And Undeveloped Reserves) (Detail)	Dec. 31, 2013 MMcfe	Dec. 31, 2012 MMcfe		Dec. 31, 2011 MMcfe
Supplemental Information On Oil And Natural Gas Producing Activites [Abstract]
Beginning balance	91,254	92,982		201,330
Extensions and discoveries	4,825	2,049
Purchases of reserves in place	7,150
Sales of reserves in place	(49,385)	(256)
Revisions of previous estimates	44,727	(97,178)
Production	(9,045)	(12,963)
Ending balance	91,254	92,982		201,330
Ending balance from continuing operations	91,254	43,596
Ending balance from discontinued operations		49,386	[1]
Total ending balance	91,254	92,982		201,330
Proved developed reserves from continuing operations	78,629	40,867
Proved developed reserves from discontinued operations		49,134
Total proved developed reserves	78,629	90,001
Proved undeveloped reserves from continuing operations	12,625	2,729
Proved undeveloped reserves from discontinued operations		252
Total proved undeveloped reserves	12,625	2,981

[1]	In February 2013, we sold all of our Black Warrior Basin properties.